Related parties transactions and other shareholder matters	12 Months Ended
Dec. 31, 2019
Disclosure of related party [Abstract]
Related parties transactions and other shareholder matters
Related parties transactions and other shareholder matters
(i)    Related party transactions
The Directors have authority and responsibility for planning, directing and controlling the activities of the Company and they therefore comprise key management personnel as defined by IAS 24, ("Related Party Disclosures").
Directors and key management personnel remuneration is disclosed in note 8.
(ii)    Other shareholder matters
The Company has entered into the following arrangements with parties who are significant shareholders of the Company, though they are not classed as related parties.
The Company entered into relationship agreements with Vivo Ventures Fund VII, L.P., Vivo Ventures VII Affiliates Fund, L.P., Vivo Ventures Fund VI, L.P., Vivo Ventures VI Affiliates Fund, L.P. (collectively, "Vivo Capital"), Orbimed Private Investments VI L.P. ("Orbimed") and Abingworth Bioventures VI L.P. ("Abingworth"). As agreed in these relationship agreements, the above parties invested in the Company as part of the July 2016 Placement, and the Company agreed to appoint representatives designated by Vivo Capital, OrbiMed and Abingworth to the board of directors, who are Dr. Mahendra Shah, Mr. Rishi Gupta, and Dr. Andrew Sinclair.
The appointment rights within the relationship agreement with Arix and Arthurian terminated on closing of the Global Offering on April 26, 2017. Dr Cunningham agreed to continue to serve on the Company's board of directors as an independent director. The respective appointment rights under the remaining relationship agreements will automatically terminate upon (i) Vivo Capital, OrbiMed or Abingworth (or any of their associates), as applicable, ceasing to beneficially hold 6.5% of the issued ordinary shares, or (ii) the ordinary shares ceasing to be admitted to AIM.
Piers Morgan, Chief Financial Officer of the Company, and his spouse purchased 88,415 ordinary shares in total for £53 thousand from the market in the year ended December 31, 2019 (2018: £nil).
Dr. Jan-Anders Karlsson, Chief Executive Officer of the Company, purchased 3,250 ordinary shares for £5 thousand from the market in the year ended December 31, 2018. There was no similar transaction as at December 31, 2019.
Dr. David Ebsworth, Chairman of the Company, purchased 247,600 ordinary shares for £124 thousand from the market in the year ended December 31, 2019 (2018: £14 thousand).
At December 31, 2018, there was a receivable of £126 thousand due from one director and two key management personnel relating to tax due on RSUs that vested in the year ended December 31, 2018. This receivable was repaid, together with interest at a rate of 3.9% per annum, by March 6, 2019. There was no such balance as at December 31, 2019.
In the year ended December 31, 2019, a director provided consultancy services for £26 thousand (2018: £26 thousand).